Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Mar. 31, 2025 SGD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 SGD ($) $ / shares shares	Mar. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 43,796,144	$ 32,574,298	$ 41,353,555	$ 37,643,696
Cost of revenue		(29,057,985)	(21,612,484)	(26,645,034)	(25,503,026)
Gross profit		14,738,159	10,961,814	14,708,521	12,140,670
Operating expenses
Selling and marketing expenses		(4,798,465)	(3,568,959)	(3,423,531)	(2,104,824)
Research and development expenses		(156,947)	(116,733)	(76,386)	(83,684)
General and administrative expenses		(7,545,515)	(5,612,135)	(7,044,966)	(5,169,398)
Total operating expenses		(12,500,927)	(9,297,827)	(10,544,883)	(7,357,906)
Income from operations		2,237,232	1,663,987	4,163,638	4,782,764
Other income/(expense)
Other income, net		421,223	313,293	198,440	156,878
Interest expense		(200,638)	(149,229)	(214,462)	(142,496)
Total other income/(expense), net		220,585	164,064	(16,022)	14,382
Income before income tax		2,457,817	1,828,051	4,147,616	4,797,146
Income tax expense		(219,952)	(163,594)	(792,207)	(870,325)
Net income		2,237,865	1,664,457	3,355,409	3,926,821
Other comprehensive loss
Foreign currency translation adjustments		(61,042)	(45,401)
Comprehensive income		$ 2,176,823	$ 1,619,056	$ 3,355,409	$ 3,926,821
Weighted average number of ordinary shares
Basic (in Shares)	[1]	14,056,164	14,056,164	12,500,000	12,500,000
Diluted (in Shares)	[1]	14,056,164	14,056,164	12,500,000	12,500,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.16	$ 0.12	$ 0.27	$ 0.31
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.16	$ 0.12	$ 0.27	$ 0.31

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.